Deferred Policy Acquisition Costs - Progression of deferred policy acquisition costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance	$ 1,301	$ 1,283	$ 1,214
Deferred policy acquisition costs, additions	155	206	263
Deferred policy acquisition costs, periodic amortization	(126)	(120)	(237)
Deferred policy acquisition costs, annuity unlocking	(118)	(76)	29
Deferred policy acquisition costs, change included in realized gains	(42)	8	14
Deferred policy acquisition costs, ending balance	1,170	1,301	1,283
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance	75	86	102
Deferred sales inducements, additions	2	2	2
Deferred sales inducements, periodic amortization	(9)	(13)	(19)
Deferred sales inducements, annuity unlocking	4	(1)	0
Deferred sales inducements, change included in realized gains	1	1	1
Deferred sales inducements, ending balance	73	75	86
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance	36	42	49
Present value of future profits, periodic amortization	(6)	(6)	(7)
Present value of future profits, annuity unlocking	0	0	0
Present value of future profits, other			0
Present value of future profits, ending balance	30	36	42
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	(699)	(30)	(422)
Unrealized investment gains (losses), change in unrealized	(272)	(669)	392
Unrealized investment gains (losses), ending balance	(971)	(699)	(30)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance	713	1,381	943
Deferred policy acquisition costs and present value of future profits, additions	157	208	265
Deferred policy acquisition costs and present value of future profits, periodic amortization	(141)	(139)	(263)
Deferred policy acquisition costs and present value of future profits, annuity unlocking	(114)	(77)	29
Deferred policy acquisition costs and present value of future profits, change included in realized gains	(41)	9	15
Deferred policy acquisition costs and present value of future profits, other			0
Deferred policy acquisition costs and present value of future profits, change in unrealized	(272)	(669)	392
Deferred policy acquisition costs and present value of future profits, ending balance	302	713	1,381
Excluding unrealized gains
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance	1,412	1,411	1,365
Deferred policy acquisition costs and present value of future profits, ending balance	$ 1,273	$ 1,412	$ 1,411